Related-Party Disclosures - Compensation of Key Management Personnel and Directors of the Company (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and other short-term employment benefits	$ 13.9	$ 12.4
Directors’ fees	0.7	0.8
Share-based compensation	9.0	21.6
Total compensation	$ 23.6	$ 34.8